Material accounting policies, new accounting standards and new and not yet effective accounting standards (Details)	12 Months Ended
Dec. 31, 2024
Property, buildings and leasehold improvements [member] | Minimum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	5 years
Property, buildings and leasehold improvements [member] | Maximum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	20 years
IT equipment [member] | Minimum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
IT equipment [member] | Maximum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
Furniture, equipment and fittings [member] | Minimum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Furniture, equipment and fittings [member] | Maximum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
Right of use assets [member] | Minimum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Right of use assets [member] | Maximum [member]
Property, Plant and Equipment
Estimated useful lives (in years)	15 years